Consolidated Statements of Operations - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Formation and operating costs	$ 451,461	$ 1,167,531
Franchise tax expenses	56,918	82,046
Loss from Operations	(508,379)	(1,249,577)
Other income
Interest earned on investment held in Trust Account	1,309,248	3,664,204
Income before income taxes	800,869	2,414,627
Income taxes provision	396,253	1,077,692
Net Income	$ 404,616	$ 1,336,935
Basic weighted average shares outstanding (in Shares)	5,452,529	7,240,883
Basic net loss per share (in Dollars per share)	$ 0.67	$ 0.3
Feutune Light Acquisition Corporation
Other income
Basic weighted average shares outstanding (in Shares)	2,614,542	3,002,625
Basic net loss per share (in Dollars per share)	$ (1.25)	$ (0.28)